UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Cumulative Translation Adjustments [Member]	Accumulated Losses [Member]
Beginning Balance at Dec. 31, 2019	$ 19,467			$ 11	$ 118,818	$ 706	$ (100,068)
Beginning Balance, shares at Dec. 31, 2019				232,451,900
Foreign currency translation adjustment	(152)					(152)
Net loss	(41,368)						(41,368)
Share-based compensation	36,854				36,854
Accretion of Series A Preferred Shares	(1,293)				(1,293)
Redesignation of ordinary shares into Class A ordinary shares		$ 5		$ (5)
Redesignation of ordinary shares into Class A ordinary shares, shares		110,378,920		(110,378,920)
Redesignation of ordinary shares into Class B ordinary shares			$ 6	$ (6)
Redesignation of ordinary shares into Class B ordinary shares, shares			122,072,980	(122,072,980)
Issuance of ordinary shares upon Initial Public Offering (“IPO”)	27,605	$ 1			27,604
Issuance of ordinary shares upon Initial Public Offering (“IPO”), shares		20,100,000
Conversion of Series A Preferred Shares upon IPO	24,270	$ 2			24,268
Conversion of Series A Preferred Shares upon IPO, shares		29,000,000
Ending Balance at Jun. 30, 2020	65,383	$ 8	$ 6		206,251	554	(141,436)
Ending Balance, shares at Jun. 30, 2020		159,478,920	122,072,980
Beginning Balance at Dec. 31, 2020	56,394	$ 8	$ 6		220,292	(429)	(163,483)
Beginning Balance, shares at Dec. 31, 2020		160,055,640	122,072,980
Foreign currency translation adjustment	432					432
Net loss	(23,568)						(23,568)
Share-based compensation	6,706				6,706
Shares issued upon exercise of employee share options	899				899
Shares issued upon exercise of employee share options, shares		1,735,060
Ending Balance at Jun. 30, 2021	$ 40,863	$ 8	$ 6		$ 227,897	$ 3	$ (187,051)
Ending Balance, shares at Jun. 30, 2021		161,790,700	122,072,980